PROPERTY, PLANT AND EQUIPMENT, Costs and Accumulated Depreciation by Class of Property Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	€ 108.4	€ 111.7	€ 127.5
Accumulated depreciation	(18.2)	(17.9)	(16.2)
Accumulated impairment	0.0	(3.9)	0.0
Net book value, ending balance	95.5	108.4	111.7
Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	305.7	316.9	336.6
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(207.2)	(204.6)	(224.9)
Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(3.0)	(3.9)	0.0
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	58.3	59.3	61.3
Accumulated depreciation	(4.0)	(3.6)	(3.0)
Accumulated impairment	0.0	0.0	0.0
Net book value, ending balance	46.3	58.3	59.3
Land and Buildings [Member] | Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	94.7	109.9	110.0
Land and Buildings [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(48.4)	(51.6)	(50.7)
Land and Buildings [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	0.0	0.0	0.0
IT Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	14.4	12.8	12.8
Accumulated depreciation	(7.1)	(4.7)	(3.7)
Accumulated impairment	0.0	0.0	0.0
Net book value, ending balance	12.9	14.4	12.8
IT Equipment [Member] | Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	81.0	79.5	89.1
IT Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(68.1)	(65.1)	(76.3)
IT Equipment [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	0.0	0.0	0.0
Machinery and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	13.6	17.2	17.9
Accumulated depreciation	(2.4)	(2.3)	(3.7)
Accumulated impairment	0.0	(3.4)	0.0
Net book value, ending balance	16.4	13.6	17.2
Machinery and Equipment [Member] | Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	41.7	37.5	40.8
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(22.3)	(20.5)	(23.6)
Machinery and Equipment [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	(3.0)	(3.4)	0.0
Office Fixtures [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	11.9	13.7	20.9
Accumulated depreciation	(3.1)	(4.2)	(3.4)
Accumulated impairment	0.0	0.0	0.0
Net book value, ending balance	7.0	11.9	13.7
Office Fixtures [Member] | Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	54.8	65.0	68.8
Office Fixtures [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(47.8)	(53.1)	(55.1)
Office Fixtures [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	0.0	0.0	0.0
Other [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	10.2	8.7	14.6
Accumulated depreciation	(1.6)	(3.1)	(2.4)
Accumulated impairment	0.0	(0.5)	0.0
Net book value, ending balance	12.9	10.2	8.7
Other [Member] | Gross Value [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Gross value	33.5	25.0	27.9
Other [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated depreciation	(20.6)	(14.3)	(19.2)
Other [Member] | Accumulated Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Accumulated impairment	€ 0.0	€ (0.5)	€ 0.0